Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
April 30, 2020

Dates Covered
Collections Period	04/01/20 - 04/30/20
Interest Accrual Period	04/15/20 - 05/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/20	898,403,200.92	43,931
Yield Supplement Overcollateralization Amount 03/31/20	34,979,799.44	0
Receivables Balance 03/31/20	933,383,000.36	43,931
Principal Payments	30,687,777.55	1,025
Defaulted Receivables	1,513,056.16	58
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/20	33,375,640.97	0
Pool Balance at 04/30/20	867,806,525.68	42,848

Pool Statistics	$ Amount	# of Accounts
Pool Factor	80.07%
Prepayment ABS Speed	1.51%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	3,073,065.76	157
Past Due 61-90 days	1,191,173.09	68
Past Due 91-120 days	822,048.69	36
Past Due 121+ days	0.00	0
Total	5,086,287.54	261

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.56%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	194,361.66
Aggregate Net Losses/(Gains) - April 2020	1,318,694.50
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.70%
Prior Net Losses Ratio	0.68%
Second Prior Net Losses Ratio	0.79%
Third Prior Net Losses Ratio	0.68%
Four Month Average	0.96%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.31%

Overcollateralization Target Amount	9,979,775.05
Actual Overcollateralization	9,979,775.05
Weighted Average APR	4.58%
Weighted Average APR, Yield Adjusted	6.43%
Weighted Average Remaining Term	55.93

Flow of Funds	$ Amount

Collections	37,588,705.72
Investment Earnings on Cash Accounts	1,183.79
Servicing Fee(1)	(807,346.35)
Transfer to Collection Account	-
Available Funds	36,782,543.16

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,323,989.36
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	4,065,038.43
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,979,775.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-
(12) Collection Account Redeposits	5,121,940.32

Total Distributions of Available Funds	36,782,543.16

Servicing Fee	807,346.35
Unpaid Servicing Fee	777,819.17
Change in amount of the unpaid servicing fee from the prior period	(29,527.18)

Note Balances & Note Factors	$ Amount

Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 04/15/20	888,071,564.11
Principal Paid	30,244,813.48
Note Balance @ 05/15/20	857,826,750.63

Class A-1
Note Balance @ 04/15/20	48,161,564.11
Principal Paid	30,244,813.48
Note Balance @ 05/15/20	17,916,750.63
Note Factor @ 05/15/20	7.5496168%

Class A-2a
Note Balance @ 04/15/20	309,240,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	309,240,000.00
Note Factor @ 05/15/20	100.0000000%

Class A-2b
Note Balance @ 04/15/20	65,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	65,000,000.00
Note Factor @ 05/15/20	100.0000000%

Class A-3
Note Balance @ 04/15/20	336,770,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	336,770,000.00
Note Factor @ 05/15/20	100.0000000%

Class A-4
Note Balance @ 04/15/20	80,300,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	80,300,000.00
Note Factor @ 05/15/20	100.0000000%

Class B
Note Balance @ 04/15/20	32,400,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	32,400,000.00
Note Factor @ 05/15/20	100.0000000%

Class C
Note Balance @ 04/15/20	16,200,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	16,200,000.00
Note Factor @ 05/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,415,789.36
Total Principal Paid	30,244,813.48
Total Paid	31,660,602.84

Class A-1
Coupon	1.90481%
Interest Paid	76,448.86
Principal Paid	30,244,813.48
Total Paid to A-1 Holders	30,321,262.34

Class A-2a
Coupon	1.96000%
Interest Paid	505,092.00
Principal Paid	0.00
Total Paid to A-2a Holders	505,092.00

Class A-2b
One-Month Libor	0.81400%
Coupon	1.04400%
Interest Paid	56,550.00
Principal Paid	0.00
Total Paid to A-2b Holders	56,550.00

Class A-3
Coupon	1.96000%
Interest Paid	550,057.67
Principal Paid	0.00
Total Paid to A-3 Holders	550,057.67

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.3142870
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.0764679
Total Distribution Amount	29.3907549

A-1 Interest Distribution Amount	0.3221341
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	127.4431716
Total A-1 Distribution Amount	127.7653057

A-2a Interest Distribution Amount	1.6333333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.6333333

A-2b Interest Distribution Amount	0.8700000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.8700000

A-3 Interest Distribution Amount	1.6333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6333333

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	134.40
Noteholders' Third Priority Principal Distributable Amount	535.63
Noteholders' Principal Distributable Amount	329.97

Account Balances	$ Amount

Reserve Account
Balance as of 04/15/20	2,699,840.43
Investment Earnings	442.74
Investment Earnings Paid	(442.74)
Deposit/(Withdrawal)	-
Balance as of 05/15/20	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

(1) The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.